Derivative Instruments and Hedging Activities - Terms of Interest Rate Swaps Underlying Swaption (Footnotes) (Detail) - USD ($) $ in Millions	Jul. 31, 2026	Jan. 31, 2026	Oct. 31, 2024	Jul. 31, 2018	Jan. 31, 2018	Apr. 30, 2017
Interest rate swaption agreements | Forecast
Derivative [Line Items]
Principal Amount	$ 82.5	$ 82.5	$ 85.4	$ 160.0	$ 160.0	$ 155.0